Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					Value of Initial Fixed
			Summary		$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group		Peer
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Relative
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Financial
Year	for PEO (1)	to PEO (2)	NEOs	NEOs	Return (3)	Return (3)(4)	(in Thousands)	Performance (5)
2022	$512,074	$265,330	$390,234	$200,450	$58.89	$68.94	$(258,453)	(5.5)%
2021	$737,788	$689,423	$562,242	$525,500	$105.40	$93.93	$(64,760)	(1.4)%
2020	$-	$(9,523)	$-	$(7,880)	$105.25	$81.23	$2,125	(2.1)%

(1) Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2) Compensation Actually Paid represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v) of Regulation S-K and may not reflect compensation actually earned, realized or received by the named executive officers.

PEO Total Compensation Amount	$ 512,074	$ 737,788	$ 0
PEO Actually Paid Compensation Amount	$ 265,330	689,423	(9,523)
Adjustment To PEO Compensation, Footnote [Text Block]

	2022	2021	2020
PEO SUMMARY COMPENSATION TABLE TOTALS	$512,074	$737,788	$-
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	$(512,074)	$(737,788)	$-
Fair value as of vesting date of awards granted and vested during the year	$256,037	$368,894	$-
Fair value at year end of awards granted during year that were unvested as of the end of the year	117,359	282,173	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(65,244)	-	(1,229)
Change in fair value of equity awards granted in prior years that vested during the year	(42,965)	727	(8,865)
Equity awards granted in prior years that were forfeited during the year	(55,440)	-	(4,031)
Dividends or other earnings paid on equity awards during the year	55,583	37,629	4,602
Total Equity Award Related Adjustments	$(246,744)	$(48,365)	$(9,523)
COMPENSATION ACTUALLY PAID TO PEO	$265,330	$689,423	$(9,523)

Non-PEO NEO Average Total Compensation Amount	$ 390,234	562,242	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 200,450	525,500	(7,880)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
NON-PEO NEO SUMMARY COMPENSATION TABLE TOTALS	$390,234	$562,242	$-
Add (Subtract):
Amounts reported under Stock Awards Column in the Summary Compensation Table	$(390,234)	$(562,242)	$-
Fair value as of vesting date of awards granted and vested during the year	$195,117	$281,121	$-
Fair value at year end of awards granted during year that were unvested as of the end of the year	89,429	215,033	-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(49,716)	-	(1,006)
Change in fair value of equity awards granted in prior years that vested during the year	(32,743)	597	(7,454)
Equity awards granted in prior years that were forfeited during the year	(42,255)	-	(3,294)
Dividends or other earnings paid on equity awards during the year	40,618	28,749	3,874
Total Equity Award Related Adjustments	$(189,784)	$(36,742)	$(7,880)
COMPENSATION ACTUALLY PAID TO PEO	$200,450	$525,500	$(7,880)

(3) Total Shareholder Return and Peer Group Total Shareholder Return assumes $100 invested at December 31, 2019.
(4) The Peer Group referenced for purposes of the Total Shareholder Return comparison consists of the NAREIT Mortgage REIT TRR Index.

(5) The Company has designated "Peer Relative Return Performance" as its Company Selected Measure, as this is the largest financial component used to link compensation paid to our named executive officers to Company performance. Peer Relative Return Performance compares the financial performance of the Company to that of its defined Peer Group. See “Compensation Discussion and Analysis—2022 Long-Term Equity Incentive Compensation Plan” for additional details regarding the calculation of Peer Relative Financial Performance and the companies included in the Peer Group for 2022. For 2021, the Peer Group also included Capstead Mortgage Corporation through June 30, 2021 as a result of its acquisition.  For 2020, the Peer Group also included Anworth Mortgage Asset Corporation and Capstead Mortgage Corporation, but did not include Invesco Mortgage Capital Inc.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of Compensation Actually Paid to Total Shareholder Return and Peer Group Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to the named executive officers and the Company’s total shareholder return as compared to the total shareholder return of the NAREIT Mortgage REIT TRR Index on a cumulative basis assuming investment of $100 on December 31, 2019:

Compensation Actually Paid vs. Net Income [Text Block]

Comparison of Compensation Actually Paid to Net Income

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company’s net income on an annual basis:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Comparison of Compensation Actually Paid to Peer-Relative Financial Performance

The following graph illustrates the relationship between compensation actually paid to our named executive officers and the Company's peer-relative financial performance:

Tabular List [Table Text Block]

Financial Performance Measures

Our current compensation program has linked compensation of our named executive officers paid by the Company to the following financial performance measures:

Measure
Peer-Relative Financial Performance
Agency RMBS Rate Relative Performance
Peer-Relative Book Value Performance

For more information on these measures and how they are used to determine compensation paid by the Company to our named executive officers, see "Compensation Discussion and Analysis."

Total Shareholder Return Amount	$ 58.89	105.40	105.25
Peer Group Total Shareholder Return Amount	68.94	93.93	81.23
Net Income (Loss)	$ (258,453,000)	$ (64,760,000)	$ 2,125,000
Company Selected Measure Amount	(0.055)	(0.014)	(0.021)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Peer-Relative Financial Performance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Agency RMBS Rate Relative Performance
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Peer-Relative Book Value Performance
PEO Amounts reported under Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (512,074)	$ (737,788)	$ 0
PEO Fair value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,037	368,894	0
PEO Fair value at year end of awards granted during year that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,359	282,173	0
PEO Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,244)	0	(1,229)
PEO Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,965)	727	(8,865)
PEO Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,440)	0	(4,031)
PEO Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,583	37,629	4,602
PEO Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(246,744)	(48,365)	(9,523)
NEO Amounts reported under Stock Awards Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(390,234)	(562,242)	0
NEO Fair value as of vesting date of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,117	281,121	0
NEO Fair value at year end of awards granted during year that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	89,429	215,033	0
NEO Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,716)	0	(1,006)
NEO Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,743)	597	(7,454)
NEO Equity awards granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,255)	0	(3,294)
NEO Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,618	28,749	3,874
NEO Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (189,784)	$ (36,742)	$ (7,880)